BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2013
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying interim unaudited consolidated financial statements of Agnico Eagle Mines Limited ("Agnico Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these interim unaudited consolidated financial statements should be read in conjunction with the fiscal 2012 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2012. In the opinion of management, the interim unaudited consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at September 30, 2013 and the results of operations and cash flows for the three and nine months ended September 30, 2013 and September 30, 2012.

  Operating results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013.